OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Interest rate swap agreements	$ 2,605	$ 2,139
Prepaid software licensing	1,173	1,402
Deposits	1,194	272
Other	46	72
Other non-current assets	9,586	6,998
Corporate-owned Life Insurance Held in Trust
Disclosure of types of insurance contracts [line items]
Life insurance	4,210	2,738
Officer's Life Insurance
Disclosure of types of insurance contracts [line items]
Life insurance	$ 358	$ 375